Financial instruments and risk management - Summary of Nominal Amount of Bond (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,522	$ 1,656
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 807			£ 500
Effective exchange rate	161.32%		161.32%	161.32%
US Dollar Fixed Rate Borrowings | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 5,900	4,500	€ 417		€ 818
Effective exchange rate	131.05%		131.05%	131.05%
Change in fair value of the hedging instrument	$ 7	(24)
Change in fair value of the hedged item	$ (7)	$ 24